As filed with the Securities and Exchange Commission on November 23, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  [811-00515]

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

55 E. 52nd Street, 36th Floor
New York, NY  10055
 (Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
55 E. 52nd Street, 36th Floor
New York, NY  10055
 (Name and address of agent for service)

(212) 497-0845
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2010
The Wall Street Fund, Inc.

	Shares	Value
COMMON STOCKS - 99.6%

Aerospace - 2.1%
Raytheon Co.	2,000	91,420
United Technologies Corp.	2,600	185,198
		276,618
Agricultural Equipment - 1.4%
AGCO Corp. (a)	5,000	195,050

Appliances - 0.7%
Deer Consumer Products Inc. (a)	10,000	96,100

Beverages - 2.7%
Hansen Natural Corp. (a)	5,000	233,100
PepsiCo, Inc.	2,000	132,880
		365,980
Biotechnology - 2.5%
Amgen, Inc. (a)	2,000	110,220
Gilead Sciences, Inc. (a)	6,500	231,465
		341,685
Chemicals - 4.3%
Air Products & Chemicals, Inc.	2,000	165,640
Celanese Corp.	6,000	192,600
The Dow Chemical Co.	8,000	219,680
		577,920
Construction & Services - 2.4%
Flowserve Corp.	1,600	175,072
Fluor Corp.	3,000	148,590
		323,662
Drugs - 3.6%
Bristol Myers Squibb Co.	8,000	216,880
Merck & Co., Inc.	5,000	184,050
Teva Pharmaceutical Industries Ltd. - ADR	1,500	79,125
		480,055
Electrical Equipment - 1.0%
General Electric Co.	8,500	138,125

Energy - 7.6%
Apache Corp.	2,500	244,400
Chevron Corp.	3,000	243,150
Marathon Oil Corp.	6,600	218,460
Noble Corp. (b)	5,500	185,845
Schlumberger Ltd. (b)	2,200	135,542
		1,027,397
Financial Services - 2.3%
American Express Co.	4,500	189,135
Mastercard, Inc.	550	123,200
		312,335
Food Services - 4.8%
McDonald's Corp.	4,150	309,217
Yum Brands, Inc.	7,500	345,450
		654,667

Health Care Services - 5.8%
AmerisourceBergen Corp.	4,000	122,640
Johnson & Johnson	4,400	272,624
Medco Health Solutions, Inc. (a)	2,500	130,150
Unitedhealth Group, Inc.	7,500	263,325
		788,739
Instrumentation - 0.4%
Thermo Fisher Scientific, Inc. (a)	1,000	47,880

Insurance - 2.6%
ACE Ltd. (b)	4,400	256,300
Metlife, Inc.	2,500	96,125
		352,425
Leisure - 1.7%
Carnival Corp. (b)	6,000	229,260

Machinery - 5.3%
Caterpillar, Inc.	2,000	157,360
Cummins, Inc.	3,000	271,740
Joy Global, Inc.	4,000	281,280
		710,380
Metals & Mining - 2.1%
Freeport-McMoRan Copper & Gold, Inc.	3,300	281,787

Office Equipment - 10.6%
Apple, Inc. (a)	2,200	624,250
EMC Corp. (a)	12,500	253,875
Hewlett-Packard Co.	1,000	42,070
International Business Machines Corp.	1,250	167,675
Western Digital Corp. (a)	6,000	170,340
Xyratex Ltd. (a) (b)	11,500	170,660
		1,428,870
Real Estate - 0.5%
Plum Creek Timber Co., Inc. (c)	2,000	70,600

Retail - 4.9%
Macys, Inc.	10,000	230,900
Target Corp.	4,000	213,760
TJX Companies, Inc.	5,000	223,150
		667,810
Semiconductors - 4.8%
Atheros Communications, Inc. (a)	6,000	158,100
Intel Corp.	10,000	192,300
KLA-Tencor Corp.	8,500	299,455
		649,855
Services - 7.8%
Accenture PLC (b)	3,500	148,715
Amazon.com, Inc. (a)	1,500	235,590
Google, Inc. (a)	650	341,763
Lender Processing Services, Inc.	2,000	66,460
Rackspace Hosting, Inc. (a)	10,000	259,800
		1,052,328
Software - 4.5%
Activision Blizzard, Inc.	10,000	108,200
Microsoft Corp.	10,000	244,900
Oracle Corp.	9,500	255,075
		608,175

Specialty Retail - 6.8%
Coach, Inc.	4,000	171,840
Home Depot, Inc.	6,500	205,920
Nike, Inc. - Class B	2,500	200,350
Sotheby's	5,000	184,100
VF Corp.	2,000	162,040
		924,250
Telecommunications - 3.2%
America Movil S.A. de C.V. - ADR	4,000	213,320
Cisco Systems, Inc. (a)	10,000	219,000
		432,320
Transportation - 3.2%
J.B. Hunt Transport Services, Inc.	6,000	208,200
Union Pacific Corp.	2,750	224,950
		433,150
TOTAL COMMON STOCKS (Cost $9,827,752)		$13,467,423

		Value
SHORT TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Prime Obligations Fund, Class Z, 0.12% (d)	42,250	$42,250
TOTAL SHORT TERM INVESTMENTS (Cost $42,250)		$42,250

Total Investments (Cost $9,870,002) - 99.9%		$13,509,673
Other Assets in Excess of Liabilities - 0.1%		18,770
TOTAL NET ASSETS - 100.0%		$13,528,443

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security
(b)	Foreign Domiciled
(c)	REIT
(d)	Variable Rate Security - the rate shown is the annualized seven-day effective yield as of September 30, 2010

On September 30, 2010, the cost of investments for federal income tax purposes was approximately $9,870,002. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was as follows:

	Unrealized appreciation	$3,762,181
	Unrealized depreciation	(122,509)
	Net unrealized depreciation	$3,639,671

Generally accepted accounting principles require disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques. The various inputs used in determining the value of each of the

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. As of March 31, 2010, the Fund's investments were classified as follows:

					Total
		Level 1	Level 2	Level 3	Fair Value

	Common Stocks*	$13,467,423	$ -	$ -	$ 13,467,423
	Short-Term Investments	42,250	-	-	42,250
	Total Investments	$13,509,673	$ -	$ -	$ 13,509,673

	* Please see above for further industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Wall Street Fund, Inc.

By (Signature and Title)/s/ Robert P. Morse
                                                Robert P. Morse, President

Date November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert P. Morse
                                                   Robert P. Morse, President

Date November 19, 2010

By (Signature and Title)* /s/ Jian H. Wang
                                                   Jian H. Wang, Treasurer

Date November 19, 2010

* Print the name and title of each signing officer under his or her signature.